Cash and Cash Equivalents (Currencies) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	$ 16,495	$ 18,867	$ 22,185	$ 9,577
U.S. dollars [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	11,015	13,933
Euro [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	1,936	1,476
New Israeli Shekels [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	1,208	1,742
Chinese RMB [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	1,101	1,149
Other Currencies [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	$ 1,235	$ 567